EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY

Common Stock Warrants

Below is a table summarizing the warrants issued and outstanding as of December 31, 2018 (“Price” reflects the weighted average exercise price per share):

	Warrants	Price
Outstanding at September 30, 2018	805,968	$24.39
Granted
Investor warrants	—	—
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	—	—
Outstanding at December 31, 2018	805,968	$24.39
Exercisable at December 31, 2018	805,968	$24.39

As of December 31, 2018, the warrants have a weighted average remaining term of 3.2 years and have no intrinsic value.

Stock Based Compensation

The Company’s Consolidated 2016 Stock Plan (“the Plan”) provides for granting stock options and restricted stock awards to employees, directors and consultants of the Company. The Company uses the Black-Scholes pricing model for determining the fair value of stock options and warrants granted as share based compensation.

Warrants. During the three month period ended December 31, 2018, the Company did not recognize any expense related to warrants granted as stock based compensation. There is no unamortized expense as of December 31, 2018 for outstanding warrants issued as stock based compensation. Refer to the Common Stock Warrants table within this note for information regarding all outstanding warrants.

Options. During the three month period ended December 31, 2018, the Company recognized $73,377 of expense related to options granted. Unamortized option expense as of December 31, 2018 for all options outstanding amounted to $212,631. The Company expects to recognize this compensation cost over a weighted-average period of .71 years.

Below is a table summarizing the Company’s activity for the three month period ended December 31, 2018 (“Price” reflects the weighted average exercise price per share):

	Options	Price
Outstanding at September 30, 2018	156,625	$57.86
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2018	156,625	$57.86
Exercisable at December 31, 2018	124,370	$69.40

As of December 31, 2018, the outstanding options have a weighted average remaining term of 3.77 years and no intrinsic value.

Restricted Stock. During the three month period ended December 31, 2018, the Company did not recognize any expense related to restricted stock awards. As of December 31, 2018, all restricted stock shares are fully vested, and there is no remaining unamortized expense.

NOTE 7 – EQUITY

During fiscal 2018 and 2017, the Company issued 270,000 and 24,135,032 shares, respectively, of common stock primarily due to the exercise of warrants and capital raised from the sale of common stock. Refer to Note 8 for further detail on common stock warrants and options.

In September 2017, an executive officer of the Company resigned. In accordance with his employment agreement, any nonvested shares of restricted stock issued in exchange for services are cancelled upon resignation. As of September 30, 2017, 15,000 shares of restricted stock were cancelled.

Public Offerings

On April 5, 2017, the Company entered into a securities purchase agreement with various purchasers pursuant to which the Company issued and sold to the purchasers in a registered offering an aggregate of 20,250,032 shares of its common stock, together with warrants (“Warrants”) exercisable for up to an aggregate of 14,175,059 shares of its common stock. The offering closed on April 10, 2017, and the Company received net proceeds of approximately $12.7 million, after deducting placement agent fees and offering expenses payable by the Company.

The Warrants have an exercise price of $1.00 per share. Following the one year anniversary of the date the Warrants are issued, the holders of the Warrants may exercise the Warrants through a cashless exercise, in whole or in part. The Warrants are immediately exercisable and will expire on the five year anniversary of the date of the issuance.

On December 7, 2016, the Company entered into a securities purchase agreement with various purchasers pursuant to which the Company issued and sold to the purchasers in a registered offering an aggregate of 3,885,000 shares of its common stock, together with Series A common stock purchase warrants (“Series A Warrants”) exercisable for up to an aggregate of 1,942,501 shares of common stock and Series B common stock purchase warrants (“Series B Warrants”) exercisable for up to an aggregate of 3,885,000 shares of common stock. The offering closed on December 13, 2016 and the Company received net proceeds of approximately $6.8 million, after deducting placement agent fees and offering expenses payable by the Company.

The Series A Warrants have an exercise price of $2.75 per share, are immediately exercisable, and will expire on the five year anniversary of the date of issuance. The Series B Warrants were immediately exercisable and expired on the six month anniversary of the date of issuance. No Series B Warrants were exercised prior to their expiration.